Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Doubtful Notes And Accounts Receivable) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allowance For Doubtful Accounts And Credit Losses [Abstract
Balance at beginning of year	¥ 2,806	¥ 2,821	¥ 2,512
Provision	173	300	636
Charge-offs	(225)	(77)	(46)
Other	(350)	(238)	(281)
Balance at end of year	¥ 2,404	¥ 2,806	¥ 2,821